COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS) (Details) - Key management personnel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance
Other accounts payables	$ 181	$ 170	$ 195
Transactions:
Short-term employee benefits	2,531	2,108	1,919
Share-based payment benefits	1,179	883	69
Total	$ 3,710	$ 2,991	$ 1,988